6. Accounts Payable and Accrued Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Accounts Payable, Trade, Current	$ 274,055	$ 130,913
Accrued Liabilities, Current	$ 139,218	$ 45,126